Vanguard® Intermediate-Term Treasury Fund
Schedule of Investments (unaudited)
As of April 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (97.4%)
U.S. Government Securities (82.2%)
	United States Treasury Note/Bond	2.875%	5/15/28	48,000	46,991
	United States Treasury Note/Bond	1.250%	5/31/28	42,000	39,139
	United States Treasury Note/Bond	3.625%	5/31/28	80,000	80,050
	United States Treasury Note/Bond	1.250%	6/30/28	201,900	187,783
	United States Treasury Note/Bond	1.000%	7/31/28	70,000	64,438
	United States Treasury Note/Bond	2.875%	8/15/28	48,200	47,100
	United States Treasury Note/Bond	1.125%	8/31/28	124,336	114,671
	United States Treasury Note/Bond	1.250%	9/30/28	168,200	155,480
	United States Treasury Note/Bond	4.625%	9/30/28	80,000	82,562
	United States Treasury Note/Bond	5.250%	11/15/28	19,000	19,962
	United States Treasury Note/Bond	4.375%	11/30/28	19,000	19,465
	United States Treasury Note/Bond	1.375%	12/31/28	112,100	103,456
	United States Treasury Note/Bond	3.750%	12/31/28	136,000	136,499
	United States Treasury Note/Bond	2.375%	3/31/29	102,550	97,783
	United States Treasury Note/Bond	4.125%	3/31/29	18,000	18,304
	United States Treasury Note/Bond	4.625%	4/30/29	37,400	38,724
	United States Treasury Note/Bond	3.250%	6/30/29	107,900	106,147
	United States Treasury Note/Bond	4.250%	6/30/29	53,300	54,466
	United States Treasury Note/Bond	2.625%	7/31/29	23,800	22,818
	United States Treasury Note/Bond	3.875%	11/30/29	27,300	27,492
	United States Treasury Note/Bond	4.125%	11/30/29	30,000	30,546
	United States Treasury Note/Bond	3.875%	12/31/29	10,400	10,475
	United States Treasury Note/Bond	4.375%	12/31/29	31,200	32,090
	United States Treasury Note/Bond	4.250%	1/31/30	20,000	20,467
	United States Treasury Note/Bond	1.500%	2/15/30	19,200	17,346
	United States Treasury Note/Bond	4.000%	2/28/30	19,300	19,552
	United States Treasury Note/Bond	3.500%	4/30/30	51,200	50,652
	United States Treasury Note/Bond	0.625%	5/15/30	110,900	95,131
	United States Treasury Note/Bond	3.750%	5/31/30	100,000	100,031
	United States Treasury Note/Bond	3.750%	6/30/30	57,200	57,196
	United States Treasury Note/Bond	4.000%	7/31/30	112,800	114,087
[1,2]	United States Treasury Note/Bond	0.625%	8/15/30	123,100	104,664
	United States Treasury Note/Bond	4.125%	8/31/30	96,000	97,642
	United States Treasury Note/Bond	4.625%	9/30/30	108,000	112,430
	United States Treasury Note/Bond	4.875%	10/31/30	55,000	57,926
	United States Treasury Note/Bond	0.875%	11/15/30	84,500	72,274
	United States Treasury Note/Bond	4.375%	11/30/30	119,000	122,384
	United States Treasury Note/Bond	3.750%	12/31/30	152,300	151,788
	United States Treasury Note/Bond	4.000%	1/31/31	128,700	129,851
	United States Treasury Note/Bond	4.250%	2/28/31	126,000	128,741
	United States Treasury Note/Bond	4.125%	3/31/31	118,300	120,065
	United States Treasury Note/Bond	4.625%	4/30/31	126,100	131,302
	United States Treasury Note/Bond	1.625%	5/15/31	177,800	156,575
	United States Treasury Note/Bond	4.625%	5/31/31	136,950	142,572
	United States Treasury Note/Bond	4.250%	6/30/31	110,700	112,988
	United States Treasury Note/Bond	4.125%	7/31/31	57,000	57,775
[3]	United States Treasury Note/Bond	1.250%	8/15/31	167,600	143,102
	United States Treasury Note/Bond	3.750%	8/31/31	73,800	73,223
	United States Treasury Note/Bond	3.625%	9/30/31	30,000	29,549
	United States Treasury Note/Bond	4.125%	10/31/31	20,000	20,252
	United States Treasury Note/Bond	1.375%	11/15/31	156,500	133,716
	United States Treasury Note/Bond	4.125%	11/30/31	19,000	19,236
	United States Treasury Note/Bond	4.375%	1/31/32	18,400	18,890
	United States Treasury Note/Bond	1.875%	2/15/32	132,400	116,217
	United States Treasury Note/Bond	4.125%	2/29/32	12,000	12,142
	United States Treasury Note/Bond	2.875%	5/15/32	57,000	53,246
	United States Treasury Note/Bond	2.750%	8/15/32	109,100	100,734
	United States Treasury Note/Bond	4.125%	11/15/32	60,300	60,884
	United States Treasury Note/Bond	3.500%	2/15/33	82,600	79,806
	United States Treasury Note/Bond	3.375%	5/15/33	92,000	87,853

Vanguard® Intermediate-Term Treasury Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Note/Bond	3.875%	8/15/33	206,200	203,566
	United States Treasury Note/Bond	4.500%	11/15/33	98,400	101,425
	United States Treasury Note/Bond	4.000%	2/15/34	232,550	230,788
	United States Treasury Note/Bond	4.375%	5/15/34	133,600	136,157
	United States Treasury Note/Bond	3.875%	8/15/34	190,500	186,630
	United States Treasury Note/Bond	4.250%	11/15/34	265,000	267,029
					5,784,325
Agency Bonds and Notes (5.6%)
[4]	Fannie Mae Principal Strip	0.000%	5/15/30	56,411	46,233
[4]	Fannie Mae Principal Strip	0.000%	11/15/30	6,000	4,806
	Federal Home Loan Banks	2.250%	3/4/36	33,640	26,472
[4]	Federal Home Loan Mortgage Corp.	1.500%	7/27/32	18,340	15,093
[4]	Freddie Mac Principal Strips	0.000%	3/15/31	26,475	20,825
	Private Export Funding Corp.	4.600%	2/15/34	38,000	38,298
	Resolution Funding Corp. Principal Strip	0.000%	1/15/30	98,500	81,680
	Resolution Funding Corp. Principal Strip	0.000%	4/15/30	192,107	157,655
					391,062
Conventional Mortgage-Backed Securities (6.0%)
[4,5]	Fannie Mae Pool	3.320%	7/1/29	1,300	1,259
[4,5]	Fannie Mae Pool	2.140%	10/1/29	5,030	4,636
[4,5]	Fannie Mae Pool	4.600%	11/1/29	2,200	2,238
[4,5]	Fannie Mae Pool	2.370%	12/1/29	2,500	2,314
[4,5]	Fannie Mae Pool	4.410%	12/1/29	12,174	12,301
[4,5]	Fannie Mae Pool	4.480%	12/1/29	12,959	13,131
[4,5]	Fannie Mae Pool	4.490%	12/1/29	3,789	3,841
[4,5]	Fannie Mae Pool	4.360%	1/1/30	19,630	19,795
[4,5]	Fannie Mae Pool	4.530%	1/1/30	4,600	4,668
[4,5]	Fannie Mae Pool	4.700%	1/1/30	5,721	5,847
[4,5]	Fannie Mae Pool	4.710%	2/1/30	4,800	4,909
[4,5]	Fannie Mae Pool	4.650%	9/1/30	5,273	5,361
[4,5]	Fannie Mae Pool	1.290%	2/1/31	1,445	1,239
[4,5]	Fannie Mae Pool	3.890%	10/1/31	2,200	2,136
[4,5]	Fannie Mae Pool	4.750%	2/1/32	4,700	4,803
[4,5]	Fannie Mae Pool	3.540%	7/1/32	5,967	5,652
[4,5]	Fannie Mae Pool	3.830%	8/1/32	6,780	6,541
[4,5]	Fannie Mae Pool	2.640%	9/1/32	1,000	888
[4,5]	Fannie Mae Pool	3.560%	9/1/32	8,563	8,114
[4,5]	Fannie Mae Pool	3.580%	9/1/32	11,447	10,844
[4,5]	Fannie Mae Pool	4.180%	11/1/32	5,005	4,915
[4,5]	Fannie Mae Pool	3.820%	1/1/33	6,601	6,321
[4,5]	Fannie Mae Pool	4.510%	5/1/33	4,574	4,597
[4,5]	Freddie Mac Pool	3.080%	3/1/29	10,000	9,638
[4,5]	Freddie Mac Pool	3.710%	7/1/29	11,500	11,314
[4,5]	Freddie Mac Pool	3.934%	9/1/29	17,400	17,264
[4,5]	Freddie Mac Pool	4.000%	9/1/29–11/1/31	131,400	130,557
[4,5]	Freddie Mac Pool	4.500%	12/1/29	5,400	5,472
[4,5]	Freddie Mac Pool	4.150%	9/1/31	1,900	1,884
[4,5]	Freddie Mac Pool	4.250%	9/1/31	2,100	2,087
[4,5]	UMBS Pool	4.150%	2/1/30	11,600	11,577
[4,5]	UMBS Pool	3.000%	6/1/44–4/1/45	104,289	94,085
					420,228
Nonconventional Mortgage-Backed Securities (3.6%)
[4,5]	Fannie Mae REMICS	4.500%	1/25/42	12,900	12,926
[4,5]	Fannie Mae REMICS	2.500%	12/25/44–11/25/49	8,835	7,745
[4,5]	Fannie Mae REMICS	3.000%	12/25/44	145	133
[4,5]	Fannie Mae REMICS	3.500%	2/25/48	12,578	11,429
[4,5]	Fannie Mae REMICS	4.000%	5/25/49	19,178	18,544
[4,5]	Fannie Mae REMICS	1.750%	9/25/49	28,178	23,865
[4,5]	Fannie Mae REMICS	2.000%	3/25/50–2/25/52	7,850	6,939
[4,5]	Fannie Mae REMICS	1.250%	11/25/51	8,252	6,846
[4,5]	Freddie Mac REMICS	4.500%	10/15/41	3,589	3,562
[4,5]	Freddie Mac REMICS	2.500%	2/15/43	2,458	2,140
[4,5]	Freddie Mac REMICS	0.750%	10/25/44–1/25/51	14,855	11,443
[4,5]	Freddie Mac REMICS	1.000%	12/15/44–10/25/51	31,104	24,885
[4,5]	Freddie Mac REMICS	3.500%	8/15/48–1/25/51	28,092	26,382
[4,5]	Freddie Mac REMICS	2.250%	8/25/49	18,606	16,105
[4,5]	Freddie Mac REMICS	4.000%	2/25/50	6,375	6,128
[4,5]	Freddie Mac REMICS	1.500%	10/25/50	16,351	13,515
[4,5]	Freddie Mac REMICS	3.000%	1/25/51	18,810	16,820

Vanguard® Intermediate-Term Treasury Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,5]	Freddie Mac REMICS	1.750%	5/25/51	5,142	4,178
[5]	Ginnie Mae REMICS	2.500%	6/16/43–7/20/50	24,931	22,168
[5]	Ginnie Mae REMICS	3.500%	8/16/45	16,823	15,716
[5]	Ginnie Mae REMICS	1.250%	4/20/51	2,468	1,935
[5]	Ginnie Mae REMICS	1.500%	4/20/51–5/20/51	1,208	1,006
					254,410
Total U.S. Government and Agency Obligations (Cost $6,746,760)					6,850,025
Asset-Backed/Commercial Mortgage-Backed Securities (1.3%)
[4,5,6]	Fannie Mae-Aces Class 2A2 Series 2024-M5	4.720%	10/25/33	18,900	19,161
[4,5,6]	Fannie Mae-Aces Class 2A2 Series 2025-M1	4.800%	1/25/32	14,000	14,281
[4,5,6]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K533	4.230%	12/25/29	6,200	6,215
[4,5,6]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K539	4.410%	1/25/30	50,800	51,339
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $89,482)					90,996
				Shares
Temporary Cash Investments (0.5%)
Money Market Fund (0.5%)
[7]	Vanguard Market Liquidity Fund (Cost $38,387)	4.350%		383,914	38,387
Total Investments (99.2%) (Cost $6,874,629)					6,979,408
Other Assets and Liabilities—Net (0.8%)					56,221
Net Assets (100%)					7,035,629
Cost is in $000.
1	Securities with a value of $6,637 have been segregated as initial margin for open centrally cleared swap contracts.
2	Securities with a value of $6,436 have been segregated as initial margin for open futures contracts.
3	Securities with a value of $338 have been segregated as collateral for certain open To Be Announced (TBA) transactions.
4	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
6	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
7	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
REMICS—Real Estate Mortgage Investment Conduits.
UMBS—Uniform Mortgage-Backed Securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	June 2025	923	192,121	378
5-Year U.S. Treasury Note	June 2025	2,617	285,764	1,250
10-Year U.S. Treasury Note	June 2025	2,222	249,350	1,635
Ultra 10-Year U.S. Treasury Note	June 2025	176	20,193	49
				3,312

Short Futures Contracts
Long U.S. Treasury Bond	June 2025	(460)	(53,648)	(329)
Ultra Long U.S. Treasury Bond	June 2025	(159)	(19,244)	49
				(280)
				3,032

Vanguard® Intermediate-Term Treasury Fund
Centrally Cleared Interest Rate Swaps
Termination Date	Future Effective Date	Notional Amount ($000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
3/31/27	6/2/25[1]	3,000	0.000[2]	(3.533)[3]	(10)	(10)
3/31/27	6/2/25[1]	2,835	0.000[2]	(3.433)[3]	(4)	(4)
3/31/27	6/2/25[1]	2,100	0.000[2]	(3.343)[3]	—	—
8/31/29	6/2/25[1]	86,855	0.000[2]	(3.639)[3]	(1,096)	(1,096)
8/31/29	6/2/25[1]	63,501	0.000[2]	(3.385)[3]	(167)	(167)
8/31/29	6/2/25[1]	18,200	0.000[2]	(3.206)[3]	80	80
8/31/29	6/2/25[1]	17,800	0.000[2]	(4.088)[3]	(539)	(539)
8/31/29	6/2/25[1]	17,800	0.000[2]	(3.926)[3]	(425)	(425)
8/31/29	6/2/25[1]	17,800	0.000[2]	(3.495)[3]	(124)	(124)
8/31/29	6/2/25[1]	9,100	0.000[2]	(3.623)[3]	(109)	(109)
8/31/29	6/2/25[1]	8,745	0.000[2]	(3.799)[3]	(166)	(166)
					(2,560)	(2,560)
1	Forward interest rate swap. In a forward interest rate swap, the fund and the counterparty agree to make periodic net payments beginning on a specified future effective date.
2	Based on Secured Overnight Financing Rate (SOFR) as of the most recent reset date. Interest payment received/paid annually.
3	Interest payment received/paid annually.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.	To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash, short-term investments, or Treasuries in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
At April 30, 2025, counterparties had deposited in segregated accounts securities with a value of $573 in connection with TBA transactions.
C.	Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase substantially similar securities in the future at a predetermined price on a predetermined date. The fund forgoes principal and interest paid on the securities sold. In exchange for the forgone principal and interest paid, the fund is compensated by investing the proceeds of the sale, typically in high-quality short-term fixed income securities, and earning interest on such investments. Further the fund receives a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell substantially similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.
D.	Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.

Vanguard® Intermediate-Term Treasury Fund
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.	Swap Contracts: The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.
The fund enters into centrally cleared interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
F.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of April 30, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	6,850,025	—	6,850,025
Asset-Backed/Commercial Mortgage-Backed Securities	—	90,996	—	90,996
Temporary Cash Investments	38,387	—	—	38,387
Total	38,387	6,941,021	—	6,979,408
Derivative Financial Instruments
Assets
Futures Contracts[1]	3,361	—	—	3,361
Swap Contracts	80[1]	—	—	80
Total	3,441	—	—	3,441
Liabilities
Futures Contracts[1]	(329)	—	—	(329)
Swap Contracts	(2,640)[1]	—	—	(2,640)
Total	(2,969)	—	—	(2,969)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.